UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-22549

Northern Lights Fund Trust II

(Exact name of registrant as specified in charter)

 17605 Wright Street, Omaha,   NE

 68130

(Address of principal executive offices)

(Zip code)

James Ash, Gemini Fund Services, LLC

             80 Arkay Drive, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2619

Date of fiscal year end:

3/31

Date of reporting period:  12/31/12

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

Two Oaks Diversified Growth & Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)		December 31, 2012
Shares	Security	Fair Value
	COMMON STOCK - 52.65%
	CHEMICALS - 4.82%
30,000	CVR Partners LP	$ 757,200
2,500	Ecolab, Inc.	179,750
		936,950
	COMPUTERS - 3.56%
1,300	Apple, Inc.	692,939

	CONGLOMERATES - 3.24%
30,000	General Electric Co.	629,700

	DIVERSIFIED FINANCIAL SERVICES - 4.83%
5,000	American Express Co.	287,400
10,000	T Rowe Price Group, Inc.	651,300
		938,700

	ENVIRONMENTAL CONTROL - 0.56%
3,200	Waste Management, Inc.	107,968

	FOOD - 3.04%
9,300	McCormick & Co., Inc.	590,829

	HOUSEWARES - 1.26%
11,000	Newell Rubbermaid, Inc.	244,970

	MACHINERY - DIVERSIFIED - 2.23%
4,000	Cummins, Inc.	433,400

	MEDICAL - 1.68%
5,000	Abbott Laboratories	327,500

	MINING - 2.52%
14,000	Barrick Gold Corp.	490,140

	OIL & GAS - 6.04%
10,000	ConocoPhillips	579,900
10,000	Murphy Oil Corp.	595,500
		1,175,400

	PHARMACEUTICALS - 1.92%
10,000	Teva Pharmaceutical Industries Ltd. - ADR	373,400

Two Oaks Diversified Growth & Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)		December 31, 2012
Shares	Security	Fair Value
	PIPELINES - 1.87%
25,000	Crosstex Energy LP	$ 363,500

	RETAIL - 6.50%
8,000	McDonald's Corp.	705,680
10,000	Walgreen Co.	370,100
40,000	Wendy's Co.	188,000
		1,263,780

	SEMICONDUCTORS - 3.51%
11,000	Qualcomm, Inc.	682,220

	TELECOMMUNICATIONS - 2.03%
100,000	Nokia Corp. - ADR	395,000

	WATER - 3.04%
80,000	Consolidated Water Co. Ltd.	592,000

	TOTAL COMMON STOCK	10,238,396
	( Cost - $9,831,361)

	PREFERRED STOCK - 3.59%
	AGRICULTURE - 3.14%
6,000	Bunge Ltd., 4.875%	610,500

	HEALTHCARE - SERVICES - 0.45%
5,728	National Healthcare Corp., 0.80%	88,211

	TOTAL PREFERRED STOCK	698,711
	( Cost - $660,047)

	REAL ESTATE INVESTMENT TRUSTS (REITS) - 20.82%
	DIVERSIFIED - 11.67%
10,000	Digital Realty Trust, Inc.	678,900
35,000	EPR Properties - Preferred, 5.75%	768,250
10,100	Lexington Realty Trust - Convertible Preferred, 6.50%	481,366
33,000	UMH Properties, Inc.	340,890
		2,269,406
	HEALTH CARE - 2.43%
20,000	Senior Housing Properties Trust	$ 472,800
Two Oaks Diversified Growth & Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)		December 31, 2012
Shares	Security	Fair Value
	MANUFACTURED HOMES - 1.39%
11,191	American Land Lease, Inc. - Preferred, 7.75%	$ 269,703

	OFFICE PROPERTY - 5.33%
12,000	BioMed Realty Trust, Inc.	231,960
20,000	CommonWealth REIT	316,800
6,000	CommonWealth REIT - Convertible Preferred, 6.50%, Series D	138,475
14,000	Corporate Office Property Trust	349,720
		1,036,955

	TOTAL REAL ESTATE INVESTMENTS TRUSTS	4,048,864
	( Cost - $3,914,116)

	MORTGAGE BACKED SECURITIES - 0.09%
17,471	Freddie Mac REMICS, 5.75%, Due 7/15/2035	17,606
	( Cost - $17,502)

Principal Amount
	CORPORATE BONDS - 12.21%
	COMPUTERS - 2.59%
$ 500,000	International Business Machines Corp.., 0.875%, Due 10/31/2014	503,810

	HEALTHCARE - PRODUCTS - 1.36%
300,000	NuVasive, Inc., 2.75%, Due 7/1/2017	263,844

	MINING - 1.67%
500,000	Molycorp, Inc., 3.25%, Due 6/15/2016	325,000

	PHARMACEUTICALS - 1.57%
300,000	Omnicare, Inc., 3.75%, Due 4/1/2042	305,433

	SEMICONDUCTORS - 3.73%
700,000	Intel Corp. - Convertible, 2.95%, Due 12/15/2035 - 144A	725,812

	TELECOMMUNICATIONS - 1.29%
250,000	AT&T, Inc., 0.875%, Due 2/13/2015	250,528

	TOTAL CORPORATE BONDS	2,374,427
	( Cost - $2,397,664)

	SOVEREIGN BONDS - 9.45%
350,000	Australia Government Bond, 4.25%, Due 7/21/2017	386,314
500,000	Australia Government Bond, 5.25%, Due 3/15/2019	586,629
400,000	Canadian Government Bond, 2.00%, Due 12/1/2014	408,110
500,000	New Zealand Government Bond, 5.00%, Due 3/15/2019	455,850
	TOTAL SOVEREIGN BONDS	1,836,903
	( Cost - $1,729,163)

Two Oaks Diversified Growth & Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)		December 31, 2012
Shares	Security	Fair Value
	SHORT-TERM INVESTMENTS - 0.25%
47,725	Dreyfus Institutional Reserve Money Fund -
	Premier Shares, 0.00% (a)	47,725
	TOTAL SHORT-TERM INVESTMENTS
	( Cost - $47,725)

	TOTAL INVESTMENTS - 99.06%
	( Cost - $18,597,578)(b)	$ 19,262,632
	OTHER ASSETS LESS LIABILITIES - 0.94%	183,189
	NET ASSETS - 100.00%	$ 19,445,821

144A - Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers.
ADR - American Depositary Receipt
REMIC - Real Estate Mortgage Investment Conduit
(a) Money market fund; interest rate reflects the seven-day effective yield on December 31, 2012.
(b) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $18,578,667 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
Unrealized Appreciation:		$ 1,496,512
Unrealized Depreciation:		(812,547)
Net Unrealized Appreciation:		$ 683,965

Two Oaks Diversified Growth & Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)		December 31, 2012

The following is a summary of significant accounting policies followed by the Fund in preparation of the financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Security valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale, such securities shall be valued at the last bid price on the day of valuation.    Options and futures contracts listed on a securities exchange or board of trade  for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale, at the last reported bid price on the valuation date.   Index options and options not listed on a security exchange or board of trade shall be valued at the last reported bid price on the valuation date. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost.  Investments in open-end investment companies are valued at net asset value.

A Fund may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable.  These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board.  The Board has delegated execution of these procedures to a fair value team composed of one or more officers from each of the (i) Trust, (ii) administrator, and (iii) adviser.  The team may also enlist third party consultants such as an audit firm or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value.  The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Value Team and Valuation Process –  This team is composed of one or more officers from each of the (i) Trust, (ii) administrator, and (iii) adviser.  The applicable investments are valued collectively via inputs from each of these groups.  For example, fair value determinations are required for the following securities:  (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser, the prices or values available do not represent the fair value of the instrument.  Factors which may cause the adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value.  Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses.  Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances).  If the adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Funds utilize various methods to measure the fair value of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participate would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of December 31, 2012 for the Fund’s assets measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Common Stock	$ 10,238,396	$ -	$ -	$ 10,238,396
Preferred Stock	698,711	-	-	698,711
REITS	4,048,864	-	-	4,048,864
Mortgage-Backed Securities	-	17,606	-	17,606
Corporate Bonds	-	2,374,427	-	2,374,427
Sovereign Bonds	-	1,836,903	-	1,836,903
Short-Term Investment	47,725	-	-	47,725
Total	$ 15,033,696	$ 4,228,936	$ -	$ 19,262,632
The Fund did not hold any Level 3 securities during the period.
There were no transfers between Level 1 and Level 2 during the current period presented.
It is the Fund’s policy to record transfers in to or out of Level 1 and Level 2 at the end of the reporting period.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

 Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Lights Fund Trust II

By

*/s/ Kevin E. Wolf

       Kevin E. Wolf, President

Date

2/27/13

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Kevin E. Wolf

       Kevin E. Wolf, President

Date    2/27/13

By

*/s/ Erik Naviloff

       Erik Naviloff, Treasurer

Date

2/27/13